COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - Guarantees (Details) - USD ($) $ in Millions	Jan. 03, 2023	Dec. 31, 2022
Guarantee of indebtedness of others
Guarantor Obligations [Line Items]
Maximum exposure	$ 500	$ 1,143
Guarantee obligations, liability		32
Indemnification agreements | Continuing operations
Guarantor Obligations [Line Items]
Maximum exposure		520
Guarantee obligations, liability		79
Indemnification agreements | Discontinued operations
Guarantor Obligations [Line Items]
Maximum exposure		731
Related reserves		$ 78